Debt	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Debt

Note 4—Debt

Revolving Credit Facility – On December 14, 2018, the Company entered into a $60.0 million “Revolving Credit Facility” secured by all assets of the Company including accounts receivable, intellectual property, and general intangibles. The loan’s original maturity was December 31, 2021 and bears an interest rate of LIBOR plus 4.50% (6.00% and 6.00% at December 31, 2021 and 2020, respectively). On February 27, 2020, the Company amended the Revolving Credit Facility extending the maturity date to December 31, 2022. On March 24, 2021, the Company amended the Revolving Credit Facility which modified the calculation of qualified billed and unbilled receivables. The amendment incrementally increased the qualified unbilled receivables resulting in additional availability on the Revolving Credit Facility. On October 15, 2021, the Company amended the Revolving Credit Facility, adding terms permitting the Company to enter into additional subordinated loan agreements. The borrowing capacity is calculated based on qualified billed and unbilled receivables. The fee on the average daily balance of unused loan commitments is 0.70%. Interest and fees are payable monthly with principal due upon maturity. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that the Revolving Credit Facility amendments were considered a debt modification.

The Revolving Credit Facility requires a lockbox arrangement, which provides for receipts to be swept daily to reduce borrowings outstanding at the discretion of the lender. This arrangement, combined with the existence of the subjective acceleration clause in the “Line of Credit” agreement, necessitates the Line of Credit be classified as a current liability on the consolidated balance sheets. The acceleration clause allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, change of management, or change in control. As of December 31, 2021, the Company’s total outstanding borrowings under the Line of Credit were $29.9 million and $23.0 million remained available to draw. As of December 31, 2020, the Company’s total outstanding borrowings under the Line of Credit were $29.4 million and $21.3 million remained available to draw. The Revolving Credit Facility is subject to certain financial covenants. As of December 31, 2021, the Company was not in violation of these financial covenants.

The Company capitalized a total of $1.9 million in deferred debt charges related to the Revolving Credit Facility for its origination and subsequent amendments, which have been recorded to prepaid expenses in the consolidated balance sheet and are expensed over the term of the Revolving Credit Facility. Amortization of deferred debt charges were $0.5 million and $0.6 million for the years ended December 31, 2021 and 2020, respectively.

Term Loan Facilities – On March 29, 2019, the Company entered into a $20.0 million “Term Loan” agreement secured by a second lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Term Loan bore an interest rate of LIBOR plus 9.00% with the maturity date of the earlier of March 29, 2024 or the maturity date of the Revolving Credit Facility. The Company capitalized $1.2 million in deferred debt charges related to the Term Loan agreement.

On February 27, 2020, the Company amended the Term Loan agreement, increasing the principal amount of the facility to $40.0 million. The amended term loan bears an interest rate of LIBOR plus 9.50% and includes covenants for minimum qualified billed and unbilled receivables. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that this Term Loan amendment was considered a debt modification. The Company capitalized an additional $0.6 million in deferred debt charges related to the amendment.

On March 24, 2021, the Company the Term Loan agreement, increasing the principal amount of the facility to $60.0 million and deferring principal payments to July 2021. The Company committed to minimum equity raise of $100.0 million, which if not completed by July 31, 2021, could require the use of available funds under the Line of Credit as term loan collateral by an amount up to $20.0 million. In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that this Term Loan amendment was considered a debt modification. The Company capitalized an additional $0.8 million in deferred debt charges related to the amendment.

On October 15, 2021, the Company amended the Term Loan agreement, adding terms permitting the Company to enter into additional subordinated loan agreements. The amendment also modified the qualified equity contributions requirement of $100.0 million by July 31, 2021 to $50.0 million during the period after October 15, 2021 and on or prior to February 28, 2022. Since the Mergers (see Note 17) had not consummated on or prior to February 28, 2022, the Company did not meet the amended qualified equity contributions requirement. The lender has temporarily waived the requirement to use the available funds under the Line of Credit as term loan collateral through June 30, 2022 while the Company and the lender negotiate a term loan amendment. The Company does not believe that any term loan collateral reduction corresponding to the qualified equity contribution would impact the Company’s ability to meet its liquidity requirements over the next twelve months. Pursuant to the amended Term Loan agreement, on October 15, 2021, the Company entered into warrant agreements and issued common unit purchase warrants (see Note 9). In accordance with ASC 470-50, Debt – Modifications and Extinguishments, it was determined that this Term Loan amendment was considered a debt modification. The Company capitalized an additional $1.3 million in deferred debt charges related to the amendment.

Amortization of deferred debt charges related to the Term Loan agreement was $1.0 million and $0.7 million for the years ended December 31, 2021 and 2020, respectively.

On December 22, 2021, the Company entered into a $20.0 million “Subordinated Term Loan” agreement secured by a third lien on all assets of the Company including accounts receivable, intellectual property and general intangibles. The Subordinated Term Loan matures on December 22, 2022 and bears an interest rate of 15.00%. Pursuant to the Subordinated Term Loan agreement, the Company entered into warrant agreements and issued common unit purchase warrants (see Note 9). The Company capitalized $1.5 million in deferred debt charges that are expensed over the term of the Subordinated Term Loan agreement. Amortization of deferred debt charges related to the Subordinated Term Loan agreement was insignificant for the year ended December 31, 2021 and $-0- for the years ended December 31, 2020.

Components of long-term debt were as follows (in thousands):

	As of December 31,
	2021	2020
Term loan balance	$77,000	$48,524
Less unamortized loan origination costs	(3,334)	(820)
Total borrowed	73,666	47,704
Less short-term loan balance	(22,666)	(680)
Long-term loan balance	$51,000	$47,024

At December 31, 2021, the future aggregate maturities of long-term debt are as follows (in thousands):

Fiscal Years Ending December 31,
2022	$26,000
2023	6,000
2024	45,000
Total	$77,000

PPP Loans – In 2020, the Company received loans under the Paycheck Protection Program for an amount totaling $10.8 million, which was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the Small Business Administration (“SBA”). The PPP Loans had a maturity date of 2 years from the initial disbursement and carry an interest rate of 1% per year. The application for the PPP Loan required the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operation of the Company. This certification further required the Company to consider current business activity and ability to access other sources of liquidity sufficient to support the ongoing operations in a manner that was not significantly detrimental to the business. The receipt of the funds from the PPP Loans and the forgiveness of the PPP Loans were dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of such PPP Loans based on funds being used for certain expenditures such as payroll costs and rent, as required by the terms of the PPP Loans.

The Company elected to repay $2.3 million of the PPP Loans during the year ended December 31, 2020. The SBA forgave the PPP loans in the full amount of $10.8 million along with associated accumulated interest during the year ended December 31, 2021, which resulted in a refund of $2.3 million the Company had repaid in 2020. The Company recognized $10.9 million to gain on forgiveness of debt in the consolidated statements of operations for the year ended December 31, 2021. The PPP Loan balances totaled $-0- and $8.5 million as of December 31, 2021 and 2020, respectively, and are presented in long-term debt in the consolidated balance sheets. Presently, the SBA and other government communications have indicated that all loans in excess of $2.0 million will be subject to audit and that those audits could take up to seven years to complete. If the SBA determines that the PPP Loans were not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would be required to repay some or all of the PPP Loans and record additional expense which could have a material adverse effect on the Company business, financial condition and results of operations in a future period.

Interest expense related to the Revolving Credit Facility, Term Loan Facilities, and PPP Loans was $11.5 million and $8.2 million for the years ended December 31, 2021 and 2020, respectively.